Other Financial Liabilities at Fair Value Through Profit or Loss - Parent	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Other Financial Liabilities at Fair Value Through Profit or Loss
22. OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

		Group
	2021	2020
	£m	£m
US$30bn Euro Medium Term Note Programme	5	102
Structured Notes Programmes	413	805
Eurobonds	142	150
Structured deposits	223	375
Collateral and associated financial guarantees	20	2
	803	1,434
For the Santander UK group all (2020: all) of the other financial liabilities at FVTPL were designated as such.
Collateral and associated financial guarantees in the table above represent collateral received, together with associated credit protection guarantees, in respect of the proceeds of the retained senior tranches of credit linked notes described in Note 12. The financial guarantees are valued using the same parameters as the related credit linked notes, such that changes in the respective valuations are offset exactly, and there is no charge or credit to the income statement.
Gains and losses arising from changes in the credit spread of securities issued by the Santander UK group reverse over the contractual life of the debt, provided that the debt is not repaid at a premium or a discount. The net loss during the year attributable to changes in the Santander UK group’s own credit risk on the above securities was £12m (2020: £3m loss, 2019: £77m loss). The cumulative net loss attributable to changes in the Santander UK group’s own credit risk on the above securities at 31 December 2021 was £10m (2020: £3m).
At 31 December 2021, the amount that would be required to be contractually paid at maturity of the securities above was £nil higher (2020: £11m lower) than the carrying value.
Santander UK Group Holdings plc
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Other Financial Liabilities at Fair Value Through Profit or Loss	OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	2021	2020
	£m	£m
Medium-term notes	4,190	1,425
	4,190	1,425

Other financial liabilities at FVTPL comprised £4,190m (2020: £1,425m) of other financial liabilities designated at FVTPL.
In 2021`, as part of MREL requirements, the Company issued £2,765m (2020:£1,425m) of debt securities, which were then downstreamed to Santander UK plc.
Gains and losses arising from changes in the credit spread of securities issued by the Santander UK group reverse over the contractual life of the debt, provided that the debt is not repaid at a premium or a discount. The cumulative net gain or loss at 31 December 2021, and net gain or loss for the year attributable to changes in the Santander UK group’s own credit risk on the above securities was £nil (2020: £nil) and has been included in profit and loss to offset credit risk on internal MREL assets held which are required to be recorded at FVTPL in accordance with IFRS 9.
At 31 December 2021, the amount that would be required to be contractually paid at maturity of the securities above was £26m higher (2020: £21m lower) than the carrying value.